Deferred compensation expense (Details) shares in Millions	12 Months Ended
	Dec. 31, 2019 CHF (SFr) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CHF (SFr) shares	Dec. 31, 2017 CHF (SFr) shares
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 1,777,000,000		SFr 1,339,000,000	SFr 1,636,000,000
Total shares delivered
Minimum total compensation of certain employees to whom share awards are granted	250,000	$ 250,000
Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	412,000,000		221,000,000	333,000,000
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				7,000,000
Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	22,000,000		54,000,000	115,000,000
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	308,000,000		154,000,000	280,000,000
Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	8,000,000		12,000,000	14,000,000
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 438,000,000		SFr 382,000,000	SFr 348,000,000
Stock compensation plan
Total shares delivered
Total shares delivered (in shares) | shares	41.8	41.8	46.6	42.0
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 590,000,000		SFr 514,000,000	SFr 521,000,000
Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr (1,000,000)		SFr 2,000,000	SFr 18,000,000